Distribution Date:	06/17/26	Wells Fargo Commercial Mortgage Trust 2016-C35
Determination Date:	06/11/26
Next Distribution Date:	07/17/26
Record Date:	05/29/26	Commercial Mortgage Pass-Through Certificates
Series 2016-C35

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Tom Klump	(703) 302-8080	tklump@ncb.coop
Mortgage Loan Detail (Part 1)	13-14		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	15-16	Special Servicer	CWCapital Asset Management LLC
Principal Prepayment Detail	17		Attention: Brian Hanson		bhanson@cwcapital.com
Historical Detail	18		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Delinquency Loan Detail	19	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	20		Attention: Transaction Manager		notices@pentalphasurveillance.com
Specially Serviced Loan Detail - Part 1	21		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 2	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Liquidated Loan Detail	24				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25-26
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	27
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	28
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000FAQ9	1.392000%	47,834,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000FAR7	2.495000%	58,672,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95000FAS5	2.674000%	265,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	95000FAT3	2.931000%	227,377,000.00	113,703,840.59	113,703,840.59	277,721.63	0.00	0.00	113,981,562.22	0.00	0.00%	30.00%
A-SB	95000FAU0	2.788000%	67,132,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4FX	95000FBC9	2.931000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4FL	95000FBA3	4.791570%	50,000,000.00	25,003,373.38	25,003,373.38	109,821.63	0.00	0.00	25,113,195.01	0.00	0.00%	30.00%
A-S	95000FAV8	3.184000%	69,045,000.00	69,045,000.00	9,922,453.65	183,199.40	0.00	0.00	10,105,653.05	59,122,546.35	78.24%	23.25%
B	95000FAY2	3.438000%	49,865,000.00	49,865,000.00	0.00	142,863.23	0.00	0.00	142,863.23	49,865,000.00	59.89%	18.38%
C	95000FAZ9	4.176000%	48,587,000.00	48,587,000.00	0.00	169,082.76	0.00	0.00	169,082.76	48,587,000.00	42.00%	13.63%
D	95000FAC0	3.142000%	56,258,000.00	56,258,000.00	0.00	140,196.23	0.00	0.00	140,196.23	56,258,000.00	21.30%	8.13%
E	95000FAE6	4.792979%	21,736,000.00	21,736,000.00	0.00	0.00	0.00	0.00	0.00	21,736,000.00	13.30%	6.00%
F*	95000FAG1	4.792979%	11,508,000.00	11,508,000.00	0.00	0.00	0.00	0.00	0.00	11,508,000.00	9.06%	4.88%
G	95000FAJ5	4.792979%	49,865,609.00	29,360,633.71	0.00	0.00	0.00	4,745,958.75	0.00	24,614,674.96	0.00%	0.00%
R	95000FAN6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,022,879,610.00	425,066,847.68	148,629,667.62	1,022,884.88	0.00	4,745,958.75	149,652,552.50	271,691,221.31

X-A	95000FAW6	1.777896%	785,060,000.00	207,752,213.97	0.00	307,801.58	0.00	0.00	307,801.58	59,122,546.35
X-B	95000FAX4	0.990769%	98,452,000.00	98,452,000.00	0.00	81,286.00	0.00	0.00	81,286.00	98,452,000.00
X-D	95000FAA4	1.650979%	56,258,000.00	56,258,000.00	0.00	77,400.65	0.00	0.00	77,400.65	56,258,000.00
Notional SubTotal			939,770,000.00	362,462,213.97	0.00	466,488.23	0.00	0.00	466,488.23	213,832,546.35

Deal Distribution Total					148,629,667.62	1,489,373.11	0.00	4,745,958.75	150,119,040.73

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000FAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000FAR7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95000FAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	95000FAT3	500.06746764	500.06746764	1.22141479	0.00000000	0.00000000	0.00000000	0.00000000	501.28888243	0.00000000
A-SB	95000FAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4FX	95000FBC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4FL	95000FBA3	500.06746760	500.06746760	2.19643260	0.00000000	0.00000000	0.00000000	0.00000000	502.26390020	0.00000000
A-S	95000FAV8	1,000.00000000	143.70995221	2.65333333	0.00000000	0.00000000	0.00000000	0.00000000	146.36328554	856.29004779
B	95000FAY2	1,000.00000000	0.00000000	2.86500010	0.00000000	0.00000000	0.00000000	0.00000000	2.86500010	1,000.00000000
C	95000FAZ9	1,000.00000000	0.00000000	3.48000000	0.00000000	0.00000000	0.00000000	0.00000000	3.48000000	1,000.00000000
D	95000FAC0	1,000.00000000	0.00000000	2.49202300	0.12631021	0.12631021	0.00000000	0.00000000	2.49202300	1,000.00000000
E	95000FAE6	1,000.00000000	0.00000000	0.00000000	3.99414934	11.48721798	0.00000000	0.00000000	0.00000000	1,000.00000000
F	95000FAG1	1,000.00000000	0.00000000	0.00000000	3.99414929	11.99723757	0.00000000	0.00000000	0.00000000	1,000.00000000
G	95000FAJ5	588.79524985	0.00000000	0.00000000	2.35173604	77.77798603	0.00000000	95.17498824	0.00000000	493.62026161
R	95000FAN6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000FAW6	264.63227520	0.00000000	0.39207396	0.00000000	0.00000000	0.00000000	0.00000000	0.39207396	75.30958952
X-B	95000FAX4	1,000.00000000	0.00000000	0.82564092	0.00000000	0.00000000	0.00000000	0.00000000	0.82564092	1,000.00000000
X-D	95000FAA4	1,000.00000000	0.00000000	1.37581588	0.00000000	0.00000000	0.00000000	0.00000000	1.37581588	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	05/01/26 - 05/30/26	30	0.00	277,721.63	0.00	277,721.63	0.00	0.00	0.00	277,721.63	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4FL	05/15/26 - 06/16/26	33	0.00	109,821.63	0.00	109,821.63	0.00	0.00	0.00	109,821.63	0.00
X-A	05/01/26 - 05/30/26	30	0.00	307,801.58	0.00	307,801.58	0.00	0.00	0.00	307,801.58	0.00
X-B	05/01/26 - 05/30/26	30	0.00	81,286.00	0.00	81,286.00	0.00	0.00	0.00	81,286.00	0.00
X-D	05/01/26 - 05/30/26	30	0.00	77,400.65	0.00	77,400.65	0.00	0.00	0.00	77,400.65	0.00
A-S	05/01/26 - 05/30/26	30	0.00	183,199.40	0.00	183,199.40	0.00	0.00	0.00	183,199.40	0.00
B	05/01/26 - 05/30/26	30	0.00	142,863.23	0.00	142,863.23	0.00	0.00	0.00	142,863.23	0.00
C	05/01/26 - 05/30/26	30	0.00	169,082.76	0.00	169,082.76	0.00	0.00	0.00	169,082.76	0.00
D	05/01/26 - 05/30/26	30	0.00	147,302.20	0.00	147,302.20	7,105.96	0.00	0.00	140,196.23	7,105.96
E	05/01/26 - 05/30/26	30	162,221.41	86,816.83	0.00	86,816.83	86,816.83	0.00	0.00	0.00	249,686.17
F	05/01/26 - 05/30/26	30	91,733.14	45,964.67	0.00	45,964.67	45,964.67	0.00	0.00	0.00	138,064.21
G	05/01/26 - 05/30/26	30	3,746,212.95	117,270.75	0.00	117,270.75	117,270.75	0.00	0.00	0.00	3,878,446.64
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			4,000,167.50	1,746,531.33	0.00	1,746,531.33	257,158.21	0.00	0.00	1,489,373.11	4,273,302.98

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information

Total Available Distribution Amount (1)	150,119,040.73
Benchmark: Term SOFR
Current Period %	3.741570
Next Period %	3.750870
Benchmark Adjustment
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,704,647.33	Master Servicing Fee	4,221.77
Interest Reductions due to Nonrecoverability Determination	(265,703.04)	Certificate Administrator Fee	1,948.33
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	182.91
ARD Interest	0.00	Operating Advisor Fee	813.59
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	194.98
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,438,944.29	Total Fees	7,571.57

Principal		Expenses/Reimbursements
Scheduled Principal	149,462,812.73	Reimbursement for Interest on Advances	49.53
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	3,912,813.64	Special Servicing Fees (Monthly)	28,728.75
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	(8,852.11)
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	4,745,958.75
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	(29,175.67)
Total Principal Collected	153,375,626.37	Total Expenses/Reimbursements	4,736,709.25

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,489,373.11
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	148,629,667.62
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	48,750.89	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	48,750.89	Total Payments to Certificateholders and Others	150,119,040.73
Total Funds Collected	154,863,321.55	Total Funds Distributed	154,863,321.55

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	424,820,949.72	424,820,949.72	Beginning Certificate Balance	425,066,847.68
(-) Scheduled Principal Collections	149,462,812.73	149,462,812.73	(-) Principal Distributions	148,629,667.62
(-) Unscheduled Principal Collections	3,912,813.64	3,912,813.64	(-) Realized Losses	4,745,958.75
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	4,745,958.75
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	271,445,323.35	271,445,323.35	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	429,262,540.35	429,262,540.35	Ending Certificate Balance	271,691,221.31
Ending Actual Collateral Balance	275,921,996.19	275,921,996.19

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	245,897.96
Beginning Cumulative Advances	8,088,444.73	245,897.96	UC / (OC) Change	0.00
Current Period Advances	4,745,958.75	0.00	Ending UC / (OC)	245,897.96
Ending Cumulative Advances	12,834,403.48	245,897.96	Net WAC Rate	4.79%
			UC / (OC) Interest	982.15
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	8,770,565.32	3.23%	1	4.8840	NAP	Defeased	4	8,770,565.32	3.23%	1	4.8840	NAP
2,000,000 or less	5	7,016,201.90	2.58%	0	4.2300	1.022904	1.20 or less	10	101,558,725.77	37.41%	0	4.6991	0.445192
2,000,001 to 3,000,000	1	2,078,690.19	0.77%	1	5.2800	1.871300	1.21 to 1.30	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	1	3,632,977.46	1.34%	1	5.1320	1.427700	1.31 to 1.40	3	29,367,223.03	10.82%	1	5.0110	1.381425
4,000,001 to 5,000,000	2	8,819,752.79	3.25%	1	4.3695	1.178762	1.41 to 1.50	3	19,032,435.94	7.01%	1	4.7788	1.471977
5,000,001 to 6,000,000	1	5,481,621.66	2.02%	1	4.8500	1.504900	1.51 to 1.75	2	69,543,888.47	25.62%	0	4.2019	1.589511
6,000,001 to 7,000,000	1	6,781,134.67	2.50%	(1)	5.4390	0.566800	1.76 to 2.00	5	26,417,252.40	9.73%	1	4.8141	1.892424
7,000,001 to 8,000,000	1	7,256,179.82	2.67%	1	4.9500	0.658600	2.01 to 2.25	1	8,199,401.78	3.02%	1	4.8457	2.069700
8,000,001 to 9,000,000	2	16,755,232.42	6.17%	1	4.8977	2.417494	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	3	29,361,512.37	10.82%	1	4.8656	1.669650	2.51 to 2.75	1	8,555,830.64	3.15%	1	4.9475	2.750800
10,000,001 to 15,000,000	3	36,955,464.78	13.61%	1	4.9671	1.541943	3.76 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	3	57,191,595.07	21.07%	0	4.7671	0.129110	3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	1	21,344,394.90	7.86%	1	4.5000	1.040000	Totals	29	271,445,323.35	100.00%	1	4.6405	1.221376
30,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 or greater	1	60,000,000.00	22.10%	0	4.0400	1.587000
Totals	29	271,445,323.35	100.00%	1	4.6405	1.221376
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	4	8,770,565.32	3.23%	1	4.8840	NAP
							Defeased	4	8,770,565.32	3.23%	1	4.8840	NAP
California	4	38,833,922.61	14.31%	0	4.6103	0.567224
							Lodging	7	58,152,173.49	21.42%	1	4.9304	1.406041
Colorado	1	6,781,134.67	2.50%	(1)	5.4390	0.566800
							Mixed Use	1	18,144,042.55	6.68%	0	5.3200	0.483100
Connecticut	1	21,344,394.90	7.86%	1	4.5000	1.040000
							Multi-Family	7	37,006,992.93	13.63%	1	4.4095	1.070284
Delaware	1	14,183,198.59	5.23%	1	4.9700	1.377000
							Office	6	34,669,298.21	12.77%	0	4.6380	(0.020881)
Georgia	1	4,679,096.60	1.72%	1	4.9355	1.381200
							Retail	10	114,702,250.85	42.26%	0	4.4426	1.616554
Indiana	8	10,519,770.19	3.88%	1	5.1708	1.641748
							Totals	35	271,445,323.35	100.00%	1	4.6405	1.221376
Kansas	1	19,047,552.52	7.02%	1	4.7310	1.101800

Michigan	1	9,917,836.82	3.65%	1	4.6100	1.470000

New Hampshire	1	60,000,000.00	22.10%	0	4.0400	1.587000

New York	5	14,017,832.91	5.16%	1	4.2024	1.118212

Ohio	1	7,256,179.82	2.67%	1	4.9500	0.658600

Rhode Island	1	18,144,042.55	6.68%	0	5.3200	0.483100

Texas	4	34,316,818.39	12.64%	1	4.9135	1.699204

Washington	1	3,632,977.46	1.34%	1	5.1320	1.427700

Totals	35	271,445,323.35	100.00%	1	4.6405	1.221376

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	8,770,565.32	3.23%	1	4.8840	NAP	Defeased	4	8,770,565.32	3.23%	1	4.8840	NAP
	3.750% or less	2	5,340,656.19	1.97%	1	3.7143	0.826420	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	1	2,000,000.00	0.74%	0	3.8400	0.430000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	2	61,195,555.06	22.54%	0	4.0396	1.591161	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	2	41,344,394.90	15.23%	1	4.4033	(0.004108)	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	3	29,941,271.06	11.03%	1	4.6896	1.252980	49 months or greater	25	262,674,758.03	96.77%	1	4.6323	1.198578
	4.751% to 5.000%	9	72,167,219.64	26.59%	1	4.8941	1.708014	Totals	29	271,445,323.35	100.00%	1	4.6405	1.221376
	5.001% to 5.250%	3	23,681,793.77	8.72%	1	5.1533	1.481442
	5.251% to 5.500%	3	27,003,867.41	9.95%	0	5.3468	0.610979
	5.501% to 5.750%	0	0.00	0.00%	0	0.0000	0.000000
	5.751% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	29	271,445,323.35	100.00%	1	4.6405	1.221376
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	8,770,565.32	3.23%	1	4.8840	NAP	Defeased	4	8,770,565.32	3.23%	1	4.8840	NAP
	60 months or less	25	262,674,758.03	96.77%	1	4.6323	1.198578	Interest Only	4	83,200,000.00	30.65%	0	4.0922	0.891731
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	21	179,474,758.03	66.12%	1	4.8827	1.340825
	Totals	29	271,445,323.35	100.00%	1	4.6405	1.221376	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	29	271,445,323.35	100.00%	1	4.6405	1.221376
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	8,770,565.32	3.23%	1	4.8840	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	17	198,291,017.76	73.05%	0	4.6531	1.222832
	13 to 24 months	7	45,336,187.75	16.70%	1	4.5002	1.133157
	25 months or greater	1	19,047,552.52	7.02%	1	4.7310	1.101800
	Totals	29	271,445,323.35	100.00%	1	4.6405	1.221376
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	300571532	RT	Athens	GA	Actual/360	4.710%	261,601.25	64,500,000.00	0.00	N/A	06/06/26	--	64,500,000.00	0.00	06/06/26
2	883100584	RT	Salem	NH	Actual/360	4.040%	208,733.33	0.00	0.00	N/A	06/01/26	--	60,000,000.00	60,000,000.00	05/01/26
3	300571529	IN	Oconomowoc	WI	Actual/360	4.800%	217,161.90	52,539,168.34	0.00	N/A	06/06/26	--	52,539,168.34	0.00	06/06/26
8	470099540	MF	New Haven	CT	Actual/360	4.500%	82,890.96	46,820.48	0.00	N/A	07/01/26	--	21,391,215.38	21,344,394.90	06/01/26
9	306230009	LO	Overland Park	KS	Actual/360	4.731%	0.00	0.00	0.00	N/A	07/06/26	--	19,047,552.52	19,047,552.52	04/06/21
13	300571530	MU	Providence	RI	Actual/360	5.320%	0.00	0.00	0.00	N/A	06/06/26	--	18,144,042.55	18,144,042.55	01/06/24
14	310935927	OF	Burbank	CA	Actual/360	4.300%	0.00	0.00	0.00	N/A	06/11/26	--	20,000,000.00	20,000,000.00	05/11/26
16	300571541	RT	Middletown	DE	Actual/360	4.970%	60,806.25	24,792.09	0.00	N/A	07/06/26	--	14,207,990.68	14,183,198.59	06/06/26
18	300571527	OF	Stafford	TX	Actual/360	5.100%	46,293.85	36,366.50	0.00	N/A	06/06/26	--	10,541,294.34	10,504,927.84	05/06/26
19	416000235	RT	Austin	TX	Actual/360	4.850%	51,324.61	21,892.63	0.00	N/A	07/01/26	--	12,289,230.98	12,267,338.35	06/01/26
22	306230022	SS	Various	Various	Actual/360	4.610%	40,264.50	10,142,901.53	0.00	N/A	06/11/26	--	10,142,901.53	0.00	06/11/26
25	306230025	RT	Fort Worth	TX	Actual/360	4.780%	40,841.22	22,497.09	0.00	N/A	07/06/26	--	9,922,284.17	9,899,787.08	06/06/26
26	306230026	Various Various		IN	Actual/360	5.220%	42,991.02	20,298.89	0.00	N/A	07/11/26	--	9,564,187.36	9,543,888.47	06/11/26
29	300571544	RT	Holland	MI	Actual/360	4.610%	39,434.56	15,995.59	0.00	N/A	07/06/26	--	9,933,832.41	9,917,836.82	06/06/26
30	306230030	LO	Carlsbad	CA	Actual/360	4.947%	36,531.61	18,964.62	0.00	N/A	07/06/26	--	8,574,795.26	8,555,830.64	06/06/26
31	306230031	LO	Norco	CA	Actual/360	4.846%	34,290.53	18,452.59	0.00	N/A	07/06/26	--	8,217,854.37	8,199,401.78	06/06/26
35	300571539	LO	Lima	OH	Actual/360	4.950%	0.00	0.00	0.00	N/A	07/06/26	--	7,256,179.82	7,256,179.82	07/06/25
37	300571533	LO	Newark	DE	Actual/360	5.230%	30,651.26	6,805,928.48	0.00	N/A	06/06/26	--	6,805,928.48	0.00	06/06/26
38	883100576	LO	Colorado Springs	CO	Actual/360	5.439%	31,826.22	14,137.15	0.00	N/A	05/06/26	--	6,795,271.82	6,781,134.67	05/06/26
39	600932664	MU	Columbus	OH	Actual/360	4.570%	25,928.13	6,588,640.90	0.00	N/A	06/11/26	--	6,588,640.90	0.00	06/11/26
44	306230044	LO	Kennesaw	GA	Actual/360	4.936%	19,955.70	16,346.69	0.00	N/A	07/06/26	--	4,695,443.29	4,679,096.60	06/06/26
45	300571536	MF	Syracuse	NY	Actual/360	4.850%	22,934.24	9,782.65	0.00	N/A	07/06/26	--	5,491,404.31	5,481,621.66	06/06/26
53	470099730	MF	Bronx	NY	Actual/360	3.540%	13,128.41	4,306,751.39	0.00	N/A	06/01/26	--	4,306,751.39	0.00	05/01/26
56	470097850	MF	New York	NY	Actual/360	3.730%	13,334.63	10,919.40	0.00	N/A	07/01/26	--	4,151,575.59	4,140,656.19	06/01/26
57	470100250	MF	Eastchester	NY	Actual/360	3.520%	11,892.35	3,923,429.38	0.00	N/A	07/01/26	--	3,923,429.38	0.00	05/01/26
58	306230058	RT	Columbus	OH	Actual/360	4.560%	18,044.87	7,467.96	0.00	N/A	07/01/26	--	4,595,468.71	4,588,000.75	06/01/26
65	306230065	LO	Sequim	WA	Actual/360	5.132%	16,104.17	11,141.93	0.00	N/A	07/06/26	--	3,644,119.39	3,632,977.46	06/06/26
76	306230076	MH	Grand Rapids	MI	Actual/360	4.930%	11,228.42	2,644,918.97	0.00	N/A	06/11/26	--	2,644,918.97	0.00	06/11/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
78	300571543	RT	Temecula	CA	Actual/360	5.280%	9,471.03	4,380.55	0.00	N/A	07/06/26	--	2,083,070.74	2,078,690.19	06/06/26
83	416000233	MF	Clinton Township	MI	Actual/360	5.550%	7,704.34	5,254.28	0.00	N/A	07/01/26	--	1,612,066.66	1,606,812.38	06/01/26
84	410934111	MF	Clute	TX	Actual/360	5.000%	7,097.41	3,665.86	0.00	N/A	05/11/26	--	1,648,430.98	1,644,765.12	05/11/26
85	470099750	MF	Yonkers	NY	Actual/360	3.840%	6,613.33	0.00	0.00	N/A	06/01/26	--	2,000,000.00	2,000,000.00	05/01/26
86	306230086	MH	New Caney	TX	Actual/360	4.900%	6,762.60	1,602,723.68	0.00	N/A	06/11/26	--	1,602,723.68	0.00	06/11/26
96	306230096	MH	Bradenton	FL	Actual/360	5.080%	5,761.74	2,634.94	0.00	N/A	07/11/26	--	1,317,137.15	1,314,502.21	06/11/26
97	306230097	MH	Cleveland	OH	Actual/360	5.010%	5,453.19	2,769.53	0.00	N/A	07/11/26	--	1,264,019.51	1,261,249.98	06/11/26
98	470095550	MF	Port Chester	NY	Actual/360	4.020%	4,149.10	3,029.44	0.00	N/A	07/01/26	--	1,198,584.50	1,195,555.06	06/01/26
100	410933845	OF	Terre Haute	IN	Actual/360	4.690%	3,955.56	3,552.84	0.00	N/A	05/11/26	--	979,434.56	975,881.72	05/11/26
102	470100450	MF	New York	NY	Actual/360	3.660%	3,782.00	0.00	0.00	N/A	07/01/26	--	1,200,000.00	1,200,000.00	06/01/26
Totals							1,438,944.29	153,375,626.37	0.00				424,820,949.72	271,445,323.35
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	5,757,586.41	1,520,367.22	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	17,686,103.68	0.00	--	--	--	0.00	0.00	208,539.58	208,539.58	0.00	0.00
3	6,916,115.00	1,763,909.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,621,317.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,880,990.44	0.00	--	--	03/11/26	8,241,195.34	531,685.84	0.00	0.00	0.00	2,980,573.33
13	701,864.04	0.00	--	--	09/11/25	6,316,695.82	299,625.11	0.00	0.00	0.00	1,761,427.80
14	(3,615,779.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	3,957.62
16	1,499,344.12	1,108,487.92	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,766,310.01	0.00	--	--	--	0.00	0.00	82,614.96	82,614.96	0.00	0.00
19	1,766,981.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,457,709.38	357,961.14	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,630,926.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,157,622.72	330,151.85	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,014,663.26	254,428.32	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,867,082.88	2,037,648.52	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,473,102.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	712,497.78	478,691.11	07/01/23	06/30/24	11/12/25	1,684,148.28	49,043.32	(71.44)	420,364.06	176,819.24	0.00
37	1,065,195.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	532,451.14	0.00	--	--	--	0.00	0.00	45,934.11	45,934.11	0.00	0.00
39	870,279.45	686,734.59	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
44	671,711.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	624,322.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	249,930.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	277,139.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	280,173.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	570,197.39	564,459.14	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
78	324,928.53	81,751.26	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
83	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
84	162,372.01	0.00	--	--	--	0.00	0.00	10,756.17	10,756.17	0.00	0.00
85	44,027.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
86	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
96	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
97	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
98	155,227.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
100	263,510.08	55,088.14	01/01/26	03/31/26	--	0.00	0.00	7,504.18	7,504.18	0.00	0.00
102	19,531.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	51,405,436.05	9,239,678.21				16,242,039.44	880,354.27	355,277.56	775,713.06	176,819.24	4,745,958.75

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
57	470100250	3,912,813.64	Payoff Prior to Maturity	0.00	0.00
Totals		3,912,813.64		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/26	0	0.00	0	0.00	2	26,303,732.34	0	0.00	2	26,303,732.34	0	0.00	0	0.00	1	3,912,813.64	4.640473%	4.504015%	1
05/15/26	0	0.00	0	0.00	3	44,447,774.89	0	0.00	2	26,303,732.34	0	0.00	0	0.00	10	36,030,700.82	4.659823%	4.600443%	1
04/17/26	0	0.00	1	20,000,000.00	3	44,464,744.91	0	0.00	2	26,320,702.36	0	0.00	0	0.00	3	56,335,671.66	4.704513%	4.649688%	2
03/17/26	1	20,000,000.00	0	0.00	3	44,518,403.29	0	0.00	2	26,336,604.54	0	0.00	0	0.00	0	0.00	4.731214%	4.684552%	3
02/18/26	0	0.00	1	20,000,000.00	3	44,582,867.68	0	0.00	2	26,355,440.93	0	0.00	0	0.00	1	4,464,852.96	4.731789%	4.686803%	4
01/16/26	1	20,000,000.00	0	0.00	3	44,635,998.36	0	0.00	2	26,371,195.66	0	0.00	0	0.00	0	0.00	4.739455%	4.695373%	5
12/17/25	0	0.00	0	0.00	3	44,688,891.73	0	0.00	2	26,386,883.52	0	0.00	0	0.00	1	4,805,626.98	4.740177%	4.703102%	6
11/18/25	0	0.00	0	0.00	3	44,745,254.14	0	0.00	3	26,403,511.95	0	0.00	0	0.00	2	6,693,820.12	4.744067%	4.707141%	7
10/20/25	0	0.00	1	7,371,510.13	3	54,622,076.42	0	0.00	3	43,614,989.71	0	0.00	0	0.00	0	0.00	4.745545%	4.703471%	8
09/17/25	0	0.00	1	7,388,006.36	3	54,728,117.03	0	0.00	3	43,698,130.61	0	0.00	0	0.00	1	5,027,717.30	4.745757%	4.703674%	9
08/15/25	1	7,403,421.04	0	0.00	3	54,828,488.06	0	0.00	3	43,777,409.39	0	0.00	0	0.00	1	23,423,049.75	4.746708%	4.704598%	10
07/17/25	0	0.00	0	0.00	3	54,928,433.49	0	0.00	3	43,856,363.62	0	0.00	0	0.00	0	0.00	4.735547%	4.694539%	11
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 28

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	883100584	05/01/26	0	5	208,539.58	208,539.58	0.00	60,000,000.00	06/01/26	0
9	306230009	04/06/21	61	6	0.00	0.00	0.00	22,301,354.74	05/29/20	7			01/12/22
13	300571530	01/06/24	28	5	0.00	0.00	0.00	19,146,600.34	06/16/20	2
14	310935927	05/11/26	0	5	0.00	0.00	0.00	20,000,000.00	12/30/25	13
18	300571527	05/06/26	0	5	82,614.96	82,614.96	0.00	10,541,294.34
35	300571539	07/06/25	10	6	(71.44)	420,364.06	346,825.14	7,418,770.29	09/18/24	7			04/30/25
38	883100576	05/06/26	0	5	45,934.11	45,934.11	0.00	6,795,271.82
84	410934111	05/11/26	0	5	10,756.17	10,756.17	0.00	1,648,430.98
85	470099750	05/01/26	0	5	0.00	0.00	0.00	2,000,000.00
100	410933845	05/11/26	0	5	7,504.18	7,504.18	0.00	979,434.56
Totals					355,277.56	775,713.06	346,825.14	150,831,157.07
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		120,050,752	0	120,050,752		0
0 - 6 Months		151,394,571	125,090,839	0		26,303,732
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-26	271,445,323	226,997,548	0	0	18,144,043	26,303,732
May-26	424,820,950	370,950,037	9,423,137	0	18,144,043	26,303,732
Apr-26	522,263,482	457,798,737	0	20,000,000	18,144,043	26,320,702
Mar-26	659,392,024	594,873,621	20,000,000	0	18,181,799	26,336,605
Feb-26	699,577,085	634,994,217	0	20,000,000	18,227,427	26,355,441
Jan-26	724,494,090	659,858,091	20,000,000	0	18,264,803	26,371,196
Dec-25	728,980,771	684,291,879	0	0	18,302,008	26,386,884
Nov-25	734,981,247	690,235,992	0	0	18,341,742	26,403,512
Oct-25	754,620,899	692,627,313	0	0	18,378,597	43,614,990
Sep-25	755,876,076	693,759,952	0	0	18,417,993	43,698,131
Aug-25	762,091,060	699,859,150	0	0	18,454,500	43,777,409
Jul-25	795,441,581	733,094,377	0	0	18,490,840	43,856,364
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	883100584	60,000,000.00	60,000,000.00	494,000,000.00	04/28/16	17,031,653.68	1.58700	12/31/25	06/01/26	I/O
9	306230009	19,047,552.52	22,301,354.74	23,000,000.00	01/08/26	1,880,990.44	1.10180	12/31/23	07/06/26	180
13	300571530	18,144,042.55	19,146,600.34	18,700,000.00	05/07/25	701,864.04	0.48310	12/31/25	06/06/26	239
14	310935927	20,000,000.00	20,000,000.00	142,000,000.00	05/05/16	(4,212,009.00)	(1.11840)	12/31/25	06/11/26	I/O
35	300571539	7,256,179.82	7,418,770.29	6,700,000.00	08/19/25	371,248.11	0.65860	06/30/24	07/06/26	240
Totals		124,447,774.89	128,866,725.37	684,400,000.00		15,773,747.27

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2	883100584	RT	NH	06/01/26	0
	Recently transferred to SS.

9	306230009	LO	KS	05/29/20	7

The loan transferred to special servicing effective 5/29/2020 for imminent monetary default. The 356-room hotel in Overland Park, KS was built in 1982 and renovated in 2016. The hotel was inspected 9/9/2025 and found to be in fair condition.

Receiver a ppointed 10/30/2020, with Hilton continuing property management per the HMA and SNDA. The foreclosure sale occurred in November 2021. Title was received in January 2022. TTM April 2026 include 48.7% occupancy, $148.79

ADR, and $72.41 RevPAR (compared to $66.72 for TTM 2025 and $55.06 for TTM 2024). TTM 2026 RevPAR Index of 82.9 compared to 84.0 in 2025 and 73.5 in 2024. The trailing three-month RevPAR Index changed year-over-year from 80.2

	in 2025 to 76.5 in 2026. The special servicer is contemplatin g a possible sale in 2026.

13	300571530	MU	RI	06/16/20	2

COVID - Loan collateral is a 104,921 sq ft mixed-use property built in 1866 (renovated in 2004) and located in Providence, RI. Borrower retained counsel and proceeded with a Civil Action in the Superior Court, State of Rhode Island for a State

COVID Receivership Program. Effective 2/15/2023, a settlement agreement was entered by the court. The Borrower performed under the agreement through January 2024 but defaulted in February 2024. Receiver was appointed in May

2024. Inspection was performed in April 2026 and reported the property to be in average to good condition. As of the December 2025 rent roll, the property is 83% leased, however a 9,000 sf GSA tenant is dark, putting occupancy at 74%.

	Strategy is to work with the Receiver to address complex issues related to the condo/tax structure and GSA tenancy in an effort to stabilize the asset.

14	310935927	OF	CA	12/30/25	13

The Special Servicer approved and funded 2 disbursement requests related to the Hallmark leasing costs. The Borrower reiterated its affirmative desire to commit new equity toward the Pinnacle 2 office property but, to date, the Borrower has not submitted a proposal for a forbearance or modification. The Property is now 27% occupied as Hallmark's lease commenced on June 1. Rent is abated for the first 12 months. The Lender continues to work with counsel to utilize all its applicable

	enforcement options.

35	300571539	LO	OH	09/18/24	7

The loan transferred to special servicing effective 9/18/2024 for imminent monetary default. The 116-room hotel in Lima, OH was built in 2009. The Borrower willingly allowed a Receiver to be appointed 12/2/2024. The hotel was inspected

10/28/2025 and foun d to be in fair condition. Foreclosure occurred 4/30/2025. TTM April 2026 stats include 54.2% occupancy, $90.92 ADR, and $49.25 RevPAR (compared to $51.93 TTM 2025 and $62.51 TTM 2024). TTM 2026 RevPAR Index

of 85.2 compares to 76.5 in 2025 and 96.8 2024 . The trailing three-month RevPAR Index changed year-over-year from 66.1 in 2025 to 94.2 in 2026. The special servicer is contemplating a possible sale in the 2026.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	300571518	38,629,000.00	5.45000%	38,629,000.00	5.45000%	10	05/06/20	05/06/20	06/11/20
40	300571524	6,870,885.05	5.00000%	6,870,885.05	5.00000%	9	04/09/21	05/20/20	--
44	306230044	5,745,474.74	4.93550%	5,745,474.74	4.93550%	10	07/07/20	05/01/20	09/11/20
47	883100534	0.00	4.99200%	0.00	4.99200%	8	03/31/20	04/06/20	04/13/20
65	306230065	0.00	5.13200%	0.00	5.13200%	9	10/05/22	08/06/21	--
Totals		51,245,359.79		51,245,359.79
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 28

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
5	883100589	11/18/25	17,131,531.27	5,710,000.00	7,975,580.76	2,603,552.69	7,975,580.76	5,372,028.07	11,759,503.20	0.00	0.00	11,759,503.20	27.99%
32	883100564	01/17/25	7,967,158.98	9,100,000.00	10,872,702.99	1,632,512.26	10,508,092.16	8,875,579.90	0.00	0.00	0.00	0.00	0.00%
40	300571524	05/15/26	5,862,549.61	7,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
54	306230054	10/18/24	4,726,134.81	7,600,000.00	6,332,613.19	1,322,919.38	6,044,227.84	4,721,308.46	4,826.35	0.00	0.00	4,826.35	0.08%
59	416000234	05/17/22	4,407,584.76	1,400,000.00	5,935,696.77	2,060,280.65	5,935,696.77	3,875,416.12	532,168.64	0.00	0.00	532,168.64	10.64%
60	310932946	02/18/26	4,472,207.53	6,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
75	470099970	02/17/23	2,962,195.72	19,900,000.00	0.00	0.00	3,293,319.76	3,293,319.76	0.00	0.00	0.00	0.00	0.00%
89	600933722	03/17/26	1,482,247.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			49,011,610.01	57,310,000.00	31,116,593.71	7,619,264.98	33,756,917.29	26,137,652.31	12,296,498.19	0.00	0.00	12,296,498.19

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	06/17/26	0.00	(83,758.74)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		05/15/26	0.00	(69,166.82)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/26	0.00	(71,616.67)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/26	0.00	(69,109.50)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/26	0.00	(50,940.91)	0.00	0.00	0.00	0.00	0.00	0.00
		01/16/26	0.00	(50,749.02)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/25	0.00	(49,274.09)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/25	0.00	(3,453.28)	0.00	0.00	0.00	0.00	0.00	0.00
		10/20/25	0.00	(3,328.93)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/25	0.00	(3,426.53)	0.00	0.00	0.00	0.00	0.00	0.00
		08/15/25	0.00	(3,404.82)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/25	0.00	(3,282.23)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/25	0.00	(3,010.88)	0.00	0.00	0.00	0.00	0.00	0.00
		05/16/25	0.00	(2,386.85)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/25	0.00	(3,071.71)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/25	0.00	(2,737.33)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/25	0.00	(2,694.58)	0.00	0.00	0.00	0.00	0.00	0.00
		01/17/25	0.00	(2,687.46)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/24	0.00	(2,672.92)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/24	0.00	(2,404.84)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/24	0.00	(2,300.90)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/24	0.00	(2,368.95)	0.00	0.00	0.00	0.00	0.00	0.00
		08/16/24	0.00	(2,359.43)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/24	0.00	(2,320.45)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/24	0.00	(2,444.86)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/24	0.00	(2,307.27)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/24	0.00	(2,373.93)	0.00	0.00	0.00	0.00	0.00	0.00
		03/15/24	0.00	(2,509.53)	0.00	0.00	0.00	0.00	0.00	0.00
		02/16/24	0.00	(2,275.48)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/24	0.00	(2,539.81)	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/15/23	0.00	(2,342.95)	0.00	0.00	0.00	0.00	0.00	0.00
		11/17/23	0.00	(2,411.31)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/23	0.00	(2,236.64)	0.00	0.00	0.00	0.00	0.00	0.00
		09/15/23	0.00	(2,301.89)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/23	0.00	(2,292.62)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/23	0.00	(2,210.02)	0.00	0.00	0.00	0.00	0.00	0.00
		06/16/23	0.00	(2,274.87)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/23	0.00	(2,192.55)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/23	0.00	(2,256.51)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/23	0.00	(2,176.23)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/23	0.00	(2,165.51)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/23	0.00	(2,157.07)	0.00	0.00	0.00	0.00	0.00	0.00
		12/16/22	0.00	(2,148.67)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/22	0.00	(2,211.35)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/22	0.00	(2,134.79)	0.00	0.00	0.00	0.00	0.00	0.00
		09/16/22	0.00	(2,193.85)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/22	0.00	(2,185.01)	0.00	0.00	0.00	0.00	0.00	0.00
		07/15/22	0.00	(2,106.29)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/22	0.00	(2,165.37)	0.00	0.00	0.00	0.00	0.00	0.00
5	883100589	11/18/25	0.00	0.00	11,759,503.20	0.00	0.00	11,759,503.20	0.00	(90,810.94)	11,668,692.26
32	883100564	01/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	300571524	05/26/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	306230054	10/18/24	0.00	0.00	4,826.35	0.00	0.00	4,826.35	0.00	0.00	4,826.35
59	416000234	05/17/22	0.00	0.00	532,168.64	0.00	0.00	532,168.64	0.00	0.00	532,168.64
60	310932946	02/25/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
75	470099970	02/17/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	131,752.00	131,752.00
89	600933722	03/25/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	(83,758.74)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(549,142.22)	12,296,498.19	0.00	0.00	12,296,498.19	0.00	40,941.06	12,337,439.25

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	12,916.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	4,100.51	0.00	0.00	0.00	0.00	77,598.14	0.00	0.00	0.00	0.00
13	0.00	0.00	3,906.01	0.00	0.00	0.00	0.00	83,119.87	0.00	0.00	0.00	0.00
14	0.00	0.00	4,305.56	0.00	0.00	0.00	0.00	74,055.56	0.00	0.00	0.00	0.00
35	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	30,929.47	0.00	0.00	0.00	0.00
37	0.00	0.00	0.00	0.00	(9,487.59)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(25,084.13)	0.00
44	0.00	0.00	0.00	0.00	363.02	0.00	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(4,091.54)	0.00
65	0.00	0.00	0.00	0.00	272.46	0.00	0.00	0.00	0.00	0.00	0.00	0.00
84	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	24.20	0.00	0.00	0.00
100	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	25.33	0.00	0.00	0.00
Total	0.00	0.00	28,728.75	0.00	(8,852.11)	0.00	0.00	265,703.04	49.53	0.00	(29,175.67)	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		256,453.54

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28